Post-Employment and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Post-Employment and Other Long-Term Employees Benefits
16.	POST-EMPLOYMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries.  The defined benefit plans provide pension benefits based on years of service and employee compensation levels.  The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels.  The Company uses a December 31 measurement date for its plans.  Eligibility is generally determined in accordance with local statutory requirements.  For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they left the company immediately as of December 31, 2019, in compliance with U.S.  GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Change in benefit obligation:
Benefit obligation at beginning of year	911	936	81	81
Service cost	27	27	5	6
Interest cost	24	24	1	1
Employee contributions	3	3	—	—
Plan amendments	1	1	—	—
Benefits paid	(15)	(20)	(4)	(3)
Effect of curtailment	—	(1)	—	—
Effect of settlement	(36)	(4)	—	—
Actuarial (gain) loss	117	(29)	6	1
Foreign currency translation adjustment	4	(26)	(1)	(5)
Benefit obligation at end of year	1,036	911	88	81

Change in plan assets:
Plan assets at fair value at beginning of year	527	552	—	—
Actual return on plan assets	81	(28)	—	—
Employer contributions	21	26	—	—
Employee contributions	3	3	—	—
Benefits paid	(5)	(10)	—	—
Effect of settlement	(36)	(4)	—	—
Foreign currency translation adjustments	6	(12)	—	—
Plan assets at fair value at end of year	597	527	—	—
Funded status	(439)	(384)	(88)	(81)

Net amount recognized in the consolidated balance sheets consisted of the following:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Non-current assets	4	4	—	—
Current liabilities	(10)	(12)	(7)	(6)
Long-term liabilities	(433)	(376)	(81)	(75)
Net amount recognized	(439)	(384)	(88)	(81)

The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as at December 31, 2017	144	2	146
Net amount generated/arising in current year	22	2	24
Amortization	(10)	(1)	(11)
Foreign currency translation adjustment	(4)	—	(4)
Accumulated other comprehensive loss as at December 31, 2018	152	3	155
Net amount generated/arising in current year	57	1	58
Amortization	(13)	(1)	(14)
Foreign currency translation adjustment	1	—	1
Accumulated other comprehensive loss as at December 31, 2019	197	3	200

In 2020, the Company expects to amortize $12 million of actuarial losses.

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Accumulated benefit obligations	896	804	74	68

For pension plans and other long-term benefits with accumulated benefit obligations in excess of plan assets, the accumulated benefit obligation and fair value of plan assets were $952 million and $562 million, respectively, as of December 31, 2019 and $835 million and $493 million, respectively, as of December 31, 2018.  For pension plans and other long-term benefits with projected benefit obligations in excess of plan assets, the benefit obligation and fair value of plan assets were $1,094 million and $562 million, respectively, as of December 31, 2019 and $945 million and $493 million, respectively, as of December 31, 2018.

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Service cost	27	27	27	5	6	3
Interest cost	24	24	23	1	1	2
Expected return on plan assets	(22)	(23)	(21)	—	—	—
Amortization of actuarial net loss (gain)	10	8	9	7	1	3
Amortization of prior service cost	1	1	—	—	—	—
Effect of settlement	3	—	1	—	—	—
Effect of curtailment	—	1	—	—	—	—
Net periodic benefit cost	43	38	39	13	8	8

The Company adopted on January 1, 2018 the guidance on the presentation of net periodic benefit cost in the consolidated statement of income.  The guidance requires the service cost component of net periodic benefit cost to be presented in the same income statement line items as other employee compensation costs arising from services rendered during the period, and the other components of the net periodic benefit cost to be presented separately from the line items that include the service cost and outside of any subtotal of operating income.  This guidance was applied retrospectively and the comparative amounts for the year ended December 31, 2017 were restated accordingly.  Defined benefit plan expense components other than service cost, recognized outside of Operating income in “Other components of pension benefit costs” in the Company’s Consolidated Statements of Income, were $16 million, $11 million and $12 million in the years ended December 31, 2019, 2018 and 2017, respectively.

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2019	2018
Discount rate	1.95%	2.75%
Salary increase rate	2.48%	2.32%
Expected long-term rate of return on funds for the pension expense of the following year	4.04%	4.16%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2019	2018	2017
Discount rate	2.75%	2.54%	2.57%
Salary increase rate	2.32%	2.37%	2.74%
Expected long-term rate of return on funds for the pension expense of the year	4.16%	4.23%	4.24%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the term of the benefit obligations concerned.  In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2019 and at December 31, 2018 is as follows:

	Percentage of Plan Assets at December
Asset Category	2019	2018
Cash and cash equivalents	1%	2%
Equity securities	24%	27%
Government debt securities	12%	3%
Corporate debt securities	16%	26%
Investments in funds(a)	21%	17%
Real estate	2%	3%
Other (mainly insurance assets – contracts and reserves)	24%	22%
Total	100%	100%

(a)

As of December 31, 2019, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of corporate bonds (37%), government bonds (32%), equity (15%) and other instruments (16%).  As of December 31, 2018, investments in funds were composed approximately for two thirds of commingled funds mainly invested in corporate bonds (55%) and treasury bonds and notes (45%) and for one third of multi-strategy funds invested in broadly diversified portfolios of corporate and government bonds, equity and derivative instruments.

As of December 31, 2019, the Company’s plan asset allocation is in line with the target fixed for each plan.

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2019 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	144	1	143	—
Government debt securities	74	—	74	—
Corporate debt securities	95	—	83	12
Investment funds	127	1	126	—
Real estate	10	—	10	—
Other (mainly insurance assets – contracts and reserves)	142	—	41	101
TOTAL	597	7	477	113

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2018 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	11	11	—	—
Equity securities	145	1	144	—
Government debt securities	16	—	16	—
Corporate debt securities	134	—	134	—
Investment funds	90	4	86	—
Real estate	14	—	14	—
Other (mainly insurance assets – contracts and reserves)	117	—	—	117
TOTAL	527	16	394	117

The fair value of insurance contracts is based on the value of the assets held by the provider.  The approach is consistent with prior years.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2019 and December 31, 2019 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2019	117
Contributions (employer and employee)	11
Actual return on plan assets	(1)
Net benefit payments (b)	9
Settlements	(34)
Transfer in Level 3	11
Foreign currency translation adjustment	—
December 31, 2019	113

(b)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2018 and December 31, 2018 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2018	107
Contributions (employer and employee)	12
Actual return on plan assets	(1)
Net benefit payments (b)	5
Settlements	(4)
Foreign currency translation adjustment	(2)
December 31, 2018	117

(b)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

The Company’s investment strategy for its pension plans is to optimize the long-term investment return on plan assets in relation to the liability structure to maintain an acceptable level of risk while minimizing the cost of providing pension benefits and maintaining adequate funding levels in accordance with applicable rules in each jurisdiction.  The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy, in such a way that the asset allocation is in line with the targeted asset allocation with reasonable boundaries.  The Company’s asset portfolios are managed in such a way as to achieve adapted diversity and in certain jurisdictions they are entirely managed by the multi-employer funds.  The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts.  The Company’s contributions to plan assets were $21 million in 2019 and $26 million in 2018 and the Company expects to contribute cash of $23 million in 2020.

The Company’s estimated future benefit payments as of December 31, 2019 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2020	32	7
2021	29	7
2022	32	5
2023	41	6
2024	51	9
From 2025 to 2029	272	35

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries.  The Company’s accrued benefits related to defined contribution pension plans of $20 million as of December 31, 2019 and $18 million as of December 31, 2018.  The annual cost of these plans amounted to approximately $86 million in 2019, $84 million in 2018 and $77 million in 2017.